UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2008

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 36.1%
$5,211,026	American Home Mortgage Assets, 2.671% due 10/25/46 (a)(b)	$2,568,567
	Banc of America Mortgage Securities Inc.:
44,902	6.497% due 3/25/33 (a)	44,756
3,167,947	4.452% due 2/25/35 (a)	2,843,161
	Bear Stearns Alternate-A Trust:
345,945	3.312% due 11/25/34 (a)	281,884
1,023,693	2.722% due 4/25/35 (a)	624,132
	Bear Stearns ARM Trust:
981,442	6.477% due 2/25/35 (a)	796,670
3,055,712	4.760% due 8/25/35 (a)	2,663,432
3,042,489	Bear Stearns Asset-Backed Securities Inc., 3.072% due 10/25/33 (a)	2,723,156
1,519,699	Bear Stearns Second Lien Trust, 2.692% due 12/25/36 (a)(c)	1,014,399
	Countrywide Home Loan Mortgage Pass-Through Trust:
2,838,564	2.972% due 12/25/17 (a)	2,782,889
3,278,300	2.922% due 7/25/18 (a)	3,270,248
1,464,019	4.278% due 9/25/33 (a)	1,417,741
1,880,211	Deutsche Mortgage Securities Inc., 2.922% due 6/25/34 (a)	1,739,665
	Federal Home Loan Mortgage Corp. (FHLMC):
619,921	2.917% due 11/15/26 (a)	618,007
608,137	STRIPS, 3.506% due 6/1/28 (a)	593,168
	Federal National Mortgage Association (FNMA):
2,754,422	2.772% due 10/25/35 (a)	2,652,641
	Grantor Trust:
455,521	5.839% due 1/25/28 (a)	463,341
3,634,913	5.779% due 3/25/42 (a)	3,533,292
4,407,697	5.789% due 8/25/43 (a)	4,487,903
	REMIC Trust:
1,225,420	4.248% due 3/25/27 (a)	1,169,634
4,411,665	PAC, 2.872% due 8/25/33 (a)	4,316,656
	Whole Loan:
618,915	2.872% due 5/25/42 (a)	605,676
3,344,753	5.860% due 8/25/42 (a)	3,357,400
1,383,347	First Horizon Alternative Mortgage Securities, 5.912% due 2/25/36 (a)	1,150,212
850,071	First Republican Mortgage Loan Trust, 5.254% due 6/25/30 (a)	848,985
1,955,566	First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1.739% due 4/18/29 (a)(d)	119,575
717,896	GS Mortgage Securities Corp. II, 1.711% due 3/20/23 (a)(c)	664,277
	Harborview Mortgage Loan Trust:
1,706,447	2.726% due 6/19/34 (a)	1,563,495
4,791,970	2.676% due 11/19/36 (a)	2,979,759
140,381	IMPAC CMB Trust, 3.472% due 10/25/33 (a)	134,112
539,913	IMPAC Secured Assets Corp., 2.872% due 11/25/34 (a)	448,220
2,944,077	Indymac Index Mortgage Loan Trust, 5.373% due 10/25/35 (a)	2,088,846
1,075,531	JPMorgan Commercial Mortgage Finance Corp., IO, 1.160% due 9/15/29 (a)(d)	32,203
12,136,878	LB Commercial Conduit Mortgage Trust, IO, 0.647% due 10/15/35 (a)(d)	97,000
714,586	Lehman Structured Securities Corp., 2.812% due 9/26/45 (a)(c)	689,397
590,290	MASTR ARM Trust, 6.490% due 12/25/33 (a)	444,205
2,939,680	Merrill Lynch Mortgage Investors Inc., 4.487% due 2/25/35 (a)	2,789,338
41,954	MLCC Mortgage Investors Inc., 2.847% due 3/15/25 (a)	29,997
1,462,562	New York Mortgage Trust Inc., 2.802% due 8/25/35 (a)	1,376,105
	Residential Accredit Loans Inc.:
2,201,103	2.812% due 12/25/33 (a)	2,143,855
3,900,000	2.677% due 9/25/46 (a)(b)	2,207,439
	Residential Asset Securitization Trust:
2,103,405	2.972% due 6/25/33 (a)	1,977,167

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
	PAC:
$1,849,620	2.922% due 11/25/33 (a)	$1,659,672
1,582,199	2.872% due 5/25/34 (a)	1,344,965
2,945,937	Residential Funding Mortgage Securities I Trust, 2.872% due 6/25/33 (a)	2,774,032
	Sequoia Mortgage Trust:
806,527	4.984% due 9/20/32 (a)	791,317
594,318	3.131% due 6/20/33 (a)	516,066
	Structured ARM Loan Trust:
329,403	2.782% due 2/25/34 (a)	313,413
828,153	6.713% due 3/25/34 (a)	807,101
1,174,745	4.566% due 11/25/34 (a)	995,739
	Structured Asset Mortgage Investments Inc.:
1,225,722	3.072% due 7/25/32 (a)	1,124,734
698,690	6.355% due 8/25/35 (a)	509,187
1,192,829	2.841% due 12/27/35 (a)	759,116
1,881,014	5.634% due 12/27/35 (a)	1,659,521
1,333,837	2.672% due 9/25/47 (a)	1,286,268
	Structured Asset Securities Corp.:
1,609,517	3.012% due 3/25/28 (a)	1,391,358
3,179,995	3.401% due 8/25/28 (a)	2,746,985
358,777	5.890% due 6/25/32 (a)	355,893
275,886	7.095% due 9/25/32 (a)	275,283
1,457,112	2.972% due 4/25/33 (a)	1,287,643
2,318,681	6.183% due 6/25/35 (a)(c)	2,034,457
	Thornburg Mortgage Securities Trust:
261,765	2.922% due 3/25/44 (a)	257,115
1,239,377	2.742% due 10/25/45 (a)	1,237,180
2,076,526	Wachovia Mortgage Loan Trust LLC, 5.437% due 8/20/35 (a)	1,879,920
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
1,704,767	4.049% due 5/25/46 (a)	1,103,837
2,080,363	4.039% due 8/25/46 (a)	1,343,459
	Washington Mutual Inc.:
2,742,802	3.611% due 6/25/33 (a)	2,224,509
1,816,770	5.930% due 9/25/36 (a)	1,524,289
1,010,971	4.479% due 4/25/44 (a)	758,347
1,510,314	Washington Mutual Mortgage Pass-Through Certificates, 6.207% due 11/25/30 (a)	1,430,178
	Wells Fargo Mortgage Backed Securities Trust:
3,108,634	4.601% due 11/25/34 (a)	3,008,264
	PAC:
2,639,698	2.872% due 5/25/33 (a)	2,462,946
996,911	4.500% due 6/25/33	994,764

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $125,347,759)	107,210,163

ASSET-BACKED SECURITIES - 9.7%
FINANCIALS - 9.7%
Diversified Financial Services - 1.5%
	Business Loan Express:
1,734,767	3.052% due 1/25/28 (a)(c)	1,654,314
685,731	3.122% due 6/25/28 (a)(c)	634,431
1,003,341	3.011% due 7/25/28 (a)(c)	950,915
1,522,312	3.417% due 5/15/29 (a)(c)	1,325,187

	Total Diversified Financial Services	4,564,847

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Home Equity - 8.2%
	Amortizing Residential Collateral Trust:
$3,184,081	3.172% due 7/25/32 (a)	$2,584,690
356,422	3.172% due 8/25/32 (a)	312,856
	Bear Stearns Asset-Backed Securities Inc.:
2,454,294	2.952% due 10/25/33 (a)	2,229,119
540,766	2.922% due 12/25/33 (a)	409,970
248,680	Cendant Mortgage Corp., 3.022% due 7/25/43 (a)(c)	246,476
56,437	Centex Home Equity, 2.742% due 10/25/35 (a)	56,104
8,079	First Franklin Mortgage Loan Trust, 3.392% due 8/25/32 (a)	8,067
2,605,251	GSAMP Trust, 2.772% due 5/25/36 (a)(b)(c)	1,901,833
5,889,000	New Century Home Equity Loan Trust, 3.092% due 8/25/34 (a)	4,408,788
1,046,319	NovaStar Home Equity Loan Trust, 3.897% due 5/25/33 (a)	768,069
	Renaissance Home Equity Loan Trust:
988,111	2.902% due 6/25/33 (a)	762,201
917,357	2.912% due 8/25/33 (a)	788,023
3,406,671	2.972% due 12/25/33 (a)	2,813,531
	SACO I Trust:
466,352	2.732% due 9/25/35 (a)	278,280
1,369,836	2.622% due 4/25/36 (a)	306,921
869,794	2.732% due 6/25/36 (a)	511,818
3,026,124	Saxon Asset Securities Trust, 3.172% due 6/25/33 (a)	2,631,973
118,169	Specialty Underwriting & Residential Finance Trust, 3.152% due 1/25/34 (a)	96,013
817,172	Structured Asset Investment Loan Trust, 3.152% due 1/25/33 (a)	719,591
3,058,260	Truman Capital Mortgage Loan Trust, 2.902% due 3/25/37 (a)(b)(c)	2,399,969

	Total Home Equity	24,234,292

	TOTAL ASSET-BACKED SECURITIES (Cost - $36,365,200)	28,799,139

CORPORATE BONDS & NOTES - 10.1%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
	Visteon Corp., Senior Notes:
30,000	8.250% due 8/1/10	25,500
77,000	12.250% due 12/31/16 (c)	53,130

	Total Auto Components	78,630

Automobiles - 0.7%
2,000,000	DaimlerChrysler NA, Holding Corp., Medium-Term Notes, 3.241% due 8/3/09 (a)	1,990,872

Diversified Consumer Services - 0.0%
20,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	16,450

Hotels, Restaurants & Leisure - 0.1%
25,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	375
15,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	14,625
	MGM MIRAGE Inc., Senior Notes:
100,000	5.875% due 2/27/14	80,500
45,000	7.500% due 6/1/16	36,900
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	27,200

	Total Hotels, Restaurants & Leisure	159,600

Internet & Catalog Retail - 0.0%
5,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (c)	4,888

Media - 0.8%
50,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	49,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Media - 0.8% (continued)
$155,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	$119,737
180,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	166,050
25,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	11,438
120,000	R.H. Donnelley Corp., 8.875% due 10/15/17	62,400
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	25,800
2,000,000	Viacom Inc., Senior Notes, 3.126% due 6/16/09 (a)	1,982,232

	Total Media	2,416,657

Multiline Retail - 0.0%
40,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (f)	38,000
40,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	39,200

	Total Multiline Retail	77,200

Specialty Retail - 0.0%
30,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	23,925
10,000	Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16	6,450

	Total Specialty Retail	30,375

Textiles, Apparel & Luxury Goods - 0.0%
17,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	16,617

	TOTAL CONSUMER DISCRETIONARY	4,791,289

CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	9,425
20,000	11.000% due 5/15/12	20,450

	TOTAL CONSUMER STAPLES	29,875

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
35,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	34,562
170,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (c)	172,125

	Total Energy Equipment & Services	206,687

Oil, Gas & Consumable Fuels - 0.9%
2,000,000	Anadarko Petroleum Corp., Senior Notes, 3.176% due 9/15/09 (a)	1,983,752
35,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	35,788
90,000	Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	88,200
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	137,867
70,000	Enterprise Products Operating LP, Subordinated Notes, 7.034% due 1/15/68 (a)	60,809
35,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	34,825
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	29,813
50,000	8.250% due 12/15/14	50,187
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	24,375
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	13,575
	Williams Cos. Inc., Notes:
40,000	6.051% due 5/1/09 (a)(c)	39,684
80,000	8.750% due 3/15/32	90,239

	Total Oil, Gas & Consumable Fuels	2,589,114

	TOTAL ENERGY	2,795,801

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
FINANCIALS - 4.4%
Capital Markets - 1.0%
$2,000,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11 (c)	$1,628,276
1,470,000	Merrill Lynch & Co. Inc., Medium Term Notes, 4.610% due 5/20/09 (a)	1,441,219

	Total Capital Markets	3,069,495

Commercial Banks - 2.7%
2,500,000	Glitnir Banki HF, Bond, 3.255% due 1/18/12 (a)(c)	1,882,552
	HSBC Bank PLC, (Credit Linked to JSC Bank TuranAlem), Medium-Term Notes:
2,000,000	5.616% due 7/20/12 (a)(c)	1,584,200
100,000	8.060% due 8/20/12 (a)	85,420
100,000	8.310% due 8/20/12 (a)	86,140
2,000,000	Landsbanki Islands HF, Senior Notes, 3.511% due 8/25/09 (a)(c)	1,865,078
970,000	Russian Agricultural Bank, Loan Participation Notes, 6.300% due 5/15/17 (c)	863,785
690,000	TuranAlem Finance BV, Bonds, 4.166% due 1/22/09 (a)(c)	664,988
880,000	VTB Capital SA, Loan Participation Notes, 4.491% due 11/2/09 (a)(c)	866,800

	Total Commercial Banks	7,898,963

Diversified Financial Services - 0.7%
90,000	AAC Group Holding Corp., step bond to yield 10.701% due 10/1/12 (c)	85,950
30,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	30,337
750,000	Merna Reinsurance Ltd., Subordinated Notes, 4.551% due 7/7/10 (a)(c)	720,450
1,800,000	Residential Capital LLC, Senior Secured Notes, 8.500% due 5/15/10 (c)	1,251,000

	Total Diversified Financial Services	2,087,737

Real Estate Management & Development - 0.0%
70,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	32,550

	TOTAL FINANCIALS	13,088,745

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
10,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	9,000

Health Care Providers & Services - 0.3%
65,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	64,269
276,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (f)	279,105
	Tenet Healthcare Corp., Senior Notes:
371,000	9.875% due 7/1/14	375,637
189,000	9.250% due 2/1/15	190,418
5,000	Universal Hospital Services Inc., Senior Secured Notes, 8.500% due 6/1/15 (f)	5,000
52,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(f)	41,860

	Total Health Care Providers & Services	956,289

Pharmaceuticals - 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	4,725

	TOTAL HEALTH CARE	970,014

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
	Hawker Beechcraft Acquisition Co.:
30,000	Senior Notes, 8.875% due 4/1/15 (f)	30,075
5,000	Senior Subordinated Notes, 9.750% due 4/1/17	4,925

	Total Aerospace & Defense	35,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Airlines - 0.0%
$70,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	$67,900

Building Products - 0.1%
220,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.822% due 3/1/14	148,500

Commercial Services & Supplies - 0.0%
27,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	28,654
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	39,700
50,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	40,250

	Total Commercial Services & Supplies	108,604

Industrial Conglomerates - 0.0%
	Sequa Corp., Senior Notes:
10,000	11.750% due 12/1/15 (c)	8,850
10,000	13.500% due 12/1/15 (c)(f)	8,850

	Total Industrial Conglomerates	17,700

Road & Rail - 0.0%
80,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	71,000

Trading Companies & Distributors - 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	90,500
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	34,800
65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	47,125

	Total Trading Companies & Distributors	172,425

Transportation Infrastructure - 0.0%
55,000	Swift Transportation Co., Senior Secured Notes, 10.554% due 5/15/15 (a)(c)	19,525

	TOTAL INDUSTRIALS	640,654

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
20,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (c)(f)	17,825
60,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	60,750

	TOTAL INFORMATION TECHNOLOGY	78,575

MATERIALS - 0.2%
Chemicals - 0.0%
	Georgia Gulf Corp., Senior Notes:
10,000	9.500% due 10/15/14	7,400
45,000	10.750% due 10/15/16	22,275
20,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	21,100

	Total Chemicals	50,775

Containers & Packaging - 0.0%
35,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	33,163
30,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	28,350
30,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	25,050

	Total Containers & Packaging	86,563

Metals & Mining - 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	106,163
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	31,500
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	18,650
40,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (c)	39,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 0.1% (continued)
$15,000	Steel Dynamics Inc., 7.375% due 11/1/12	$14,925
20,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	18,800

	Total Metals & Mining	229,438

Paper & Forest Products - 0.1%
50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	46,000
60,000	NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12 (a)	56,550
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	26,250

	Total Paper & Forest Products	128,800

	TOTAL MATERIALS	495,576

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
	Citizens Communications Co.:
30,000	Debentures, 7.050% due 10/1/46	19,875
10,000	Senior Notes, 7.875% due 1/15/27	8,650
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	221,287
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	96,250
65,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	59,963
60,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	58,050
200,000	Qwest Communications International Inc., Senior Notes, 6.304% due 2/15/09 (a)	200,500
180,000	Qwest Corp., Notes, 6.026% due 6/15/13 (a)	167,400
2,000,000	Telecom Italia Capital, Senior Notes, 3.395% due 7/18/11 (a)	1,883,086
280,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	268,100
130,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	129,350

	Total Diversified Telecommunication Services	3,112,511

Wireless Telecommunication Services - 0.6%
5,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,981
20,000	Rural Cellular Corp., Senior Subordinated Notes, 5.682% due 6/1/13 (a)	20,500
2,000,000	Vodafone Group PLC, Notes, 2.918% due 2/27/12 (a)	1,882,558

	Total Wireless Telecommunication Services	1,908,039

	TOTAL TELECOMMUNICATION SERVICES	5,020,550

UTILITIES - 0.7%
Electric Utilities - 0.0%
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	32,550

Independent Power Producers & Energy Traders - 0.7%
	AES Corp., Senior Notes:
220,000	7.750% due 10/15/15	218,900
110,000	8.000% due 10/15/17	108,900
140,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	129,850
	Edison Mission Energy, Senior Notes:
20,000	7.200% due 5/15/19	19,300
30,000	7.625% due 5/15/27	27,225
1,300,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (c)(f)	1,290,250
125,234	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	135,566
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	68,600

	Total Independent Power Producers & Energy Traders	1,998,591

	TOTAL UTILITIES	2,031,141

	TOTAL CORPORATE BONDS & NOTES (Cost - $32,920,028)	29,942,220

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED SENIOR LOANS - 10.7%
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.3%
$976,371	Allison Transmission, Term Loan B, 5.333% due 8/7/14 (a)	$879,344

Diversified Consumer Services - 0.6%
970,615	Education Management, Term Loan C, 4.500% due 6/15/13 (a)	890,540
992,500	Thomson Learning Hold, Term Loan B, 4.960% due 7/15/14 (a)	866,111

	Total Diversified Consumer Services	1,756,651

Diversified Financial Services - 0.3%
938,306	Iconix, Term Loan B, 5.140% due 5/1/14 (a)	882,008

Hotels, Restaurants & Leisure - 1.4%
919,664	Aramark Corp., Term Loan, 4.676% due 1/31/14 (a)	873,451
	Golden Nugget Inc.:
363,636	Delayed Draw Term Loan, zero coupon due 6/8/14 (a)	309,091
636,364	First Lien Term Loan, 4.487% due 6/14/14 (a)	540,909
	Las Vegas Sands LLC, Term Loan:
200,000	4.170% due 5/8/14 (a)	171,057
792,000	7.110% due 5/8/14 (a)	677,385
990,000	Six Flags, Term Loan B, 5.896% due 5/31/13 (a)	852,991
970,155	Tropicana Entertainment, Term Loan B, 8.250% due 12/15/11 (a)	793,707

	Total Hotels, Restaurants & Leisure	4,218,591

Household Products - 0.3%
925,583	Yankee Candle, Term Loan B, 4.602% due 1/15/14 (a)	814,513

Media - 1.4%
995,000	Charter Communications, Term Loan B, 4.900% due 3/15/14 (a)	872,836
992,462	Idearc Inc., Term Loan B, 4.786% due 11/1/14 (a)	701,671
982,000	LodgeNet Entertainment Corp., Term Loan B, 4.700% due 4/4/14 (a)	876,844
966,443	Univision Communications Inc., Term Loan B, 4.781% due 9/15/14 (a)	780,940
1,000,000	UPC Broadband Holding BV, Term Loan N, 4.221% due 3/30/14 (a)	940,500

	Total Media	4,172,791

Multiline Retail - 0.3%
1,000,000	Neiman Marcus Group Inc., Term Loan B, 4.422% due 3/13/13 (a)	931,477

Specialty Retail - 0.6%
989,975	Amscan Holdings Inc., Term Loan B, 4.786% due 5/1/13 (a)	878,603
989,924	Michaels Stores Inc., Term Loan B, 4.842% due 10/31/13 (a)	768,739

	Total Specialty Retail	1,647,342

	TOTAL CONSUMER DISCRETIONARY	15,302,717

CONSUMER STAPLES - 0.6%
Food Products - 0.6%
989,848	Bolthouse Farms Inc., Term Loan B, 5.000% due 12/16/12 (a)	952,729
	Dole Food Co.:
94,090	Credit-Linked Deposit, 2.580% due 4/1/13 (a)	86,717
171,858	Tranche B Term Loan, 3.350% due 4/12/13 (a)	158,392
689,797	Tranche C Term Loan, 4.741% due 4/12/13 (a)	635,745

	TOTAL CONSUMER STAPLES	1,833,583

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
	Ashmore Energy International:
$95,952	Synthetic Revolving Credit Facility, 8.198% due 3/30/14 (a)	$88,036
874,714	Term Loan, 5.801% due 3/30/14 (a)	802,550

	TOTAL ENERGY	890,586

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
992,500	Chrysler Financial, Term Loan B, 6.800% due 8/3/12 (a)	791,725
989,912	Sally Holdings LLC, Term Loan B, 4.990% due 11/15/13 (a)	942,272

	TOTAL FINANCIALS	1,733,997

HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.3%
	Bausch & Lomb Inc.:
796,000	Term Loan, 5.946% due 4/11/15 (a)	776,914
200,000	Term Loan B, 5.419% due 4/11/15 (a)	195,205

	Total Health Care Equipment & Supplies	972,119

Health Care Providers & Services - 1.6%
	Community Health Systems Inc.:
61,872	Delayed Draw Term Loan, zero coupon due 7/2/14	58,623
907,024	Term Loan B, 5.190% due 7/2/14 (a)	859,405
989,950	HCA Inc., Term Loan B, 5.051% due 11/1/13 (a)	929,315
945,500	Health Management Association, Term Loan B, 4.446% due 1/16/14 (a)	869,335
	IASIS Healthcare LLC:
63,704	Credit—Linked Deposit, 7.340% due 5/1/14 (a)	60,108
238,891	Delayed Draw Term Loan, 4.483% due 5/3/14 (a)	225,403
690,414	Term Loan, 4.484% due 5/1/14 (a)	651,434
990,037	Vanguard Health, Term Loan B, 5.133% due 5/18/11 (a)	958,480

	Total Health Care Providers & Services	4,612,103

	TOTAL HEALTH CARE	5,584,222

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.5%
	Dubai Aerospace Enterprise, Term Loan:
287,234	6.520% due 7/31/14 (a)	270,718
284,588	6.650% due 7/31/14 (a)	268,224
759,721	Hawker Beechcraft, Term Loan B, 4.872% due 3/26/14 (a)	710,340

	Total Aerospace & Defense	1,249,282

Commercial Services & Supplies - 0.3%
992,481	US Investigations Services Inc., Term Loan B, 5.551% due 2/21/15 (a)	918,045

Hotels, Restaurants & Leisure - 0.0%
58,426	Aramark Corp., Letter of Credit Facility Deposits, 2.025% due 1/31/14 (a)	55,490

	TOTAL INDUSTRIALS	2,222,817

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
992,500	First Data Corp., Term Loan, 5.446% due 10/15/14 (a)	912,945

MATERIALS - 0.3%
Paper & Forest Products - 0.3%
951,921	Georgia-Pacific Corp., Term Loan, 4.459% due 12/23/13 (a)	900,926

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
$989,873	Cablevision Systems Corp., Term Loan B, 4.206% due 3/30/13 (a)	$944,092

Media - 0.0%
33,557	Univision Communications Inc., Term Loan B, 5.149% due 9/15/14 (a)	27,116

	TOTAL TELECOMMUNICATION SERVICES	971,208

UTILITIES - 0.4%
Electric Utilities - 0.3%
992,500	TXU Corp., Term Loan B, 6.262% due 10/10/14 (a)	927,781

Independent Power Producers & Energy Traders - 0.1%
423,762	NRG Energy Inc., Term Loan, 4.196% due 2/1/13 (a)	402,810

	TOTAL UTILITIES	1,330,591

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $33,962,310)	31,683,592

MORTGAGE-BACKED SECURITIES - 16.7%
FHLMC - 2.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
3,200,000	Gold, 5.500% due 9/11/38 (g)	3,155,501
3,186,464	One Year CMT ARM, 6.032% due 3/1/33 (a)	3,251,054

	TOTAL FHLMC	6,406,555

FNMA - 14.5%
	Federal National Mortgage Association (FNMA):
1,500,954	5.986% due 5/1/36 (a)	1,527,741
20,600,000	5.000% due 9/11/38-10/14/38 (g)	19,797,464
22,150,000	5.500% due 9/11/38 (g)	21,876,580

	TOTAL FNMA	43,201,785

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $48,913,318)	49,608,340

SOVEREIGN BOND - 0.7%
Russia - 0.7%
1,955,225	Russian Federation, 7.500% due 3/31/30 (c) (Cost - $2,213,206)	2,185,908

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.1%
U.S. Government Agencies - 17.1%
1,270,000	Federal Home Loan Bank (FHLB), Bonds, 2.625% due 1/28/09 (a)(h)	1,269,360
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
77,233	6.435% due 8/1/29 (a)	78,797
497,544	6.885% due 8/1/32 (a)	502,709
35,279	7.475% due 8/1/32 (a)	35,518
	5/1 Hybrid ARM:
248,846	6.586% due 12/1/26 (a)	251,771
502,828	5.346% due 7/1/29 (a)	512,832
134,661	5.537% due 7/1/29 (a)	136,593
1,719,837	3.639% due 7/1/33 (a)	1,717,409
	Five Year CMT ARM:
200,370	7.935% due 8/1/25 (a)	206,263
46,466	6.383% due 12/1/30 (a)	47,944
	Gold Fifteen Year:
1,845	6.000% due 11/1/08	1,849
20,055	6.000% due 3/1/09	20,123
4,217	6.000% due 4/1/09	4,239
3,681	6.000% due 7/1/09	3,730
26,929	6.000% due 3/1/11	27,579
55,988	6.000% due 5/1/11	57,340
60,321	6.000% due 6/1/11	61,881
489,533	6.000% due 4/1/17	501,427

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 17.1% (continued)
$175,012	6.000% due 5/1/17	$179,265
110,019	6.000% due 6/1/17	112,692
8,777	Gold Thirty Year, 6.500% due 4/1/29	9,103
	One Year CMT ARM:
272,849	6.161% due 12/1/23 (a)	278,801
211,991	6.027% due 2/1/24 (a)	214,578
1,037,032	5.822% due 4/1/26 (a)	1,048,692
1,768,982	5.942% due 6/1/29 (a)	1,795,052
411,959	5.435% due 7/1/29 (a)	413,479
314,331	5.495% due 3/1/31 (a)	317,332
6,358	5.075% due 5/1/31 (a)	6,367
684,258	6.672% due 10/1/33 (a)	687,798
2,223,121	One Year LIBOR, 4.551% due 5/1/33 (a)	2,230,208
83,661	Six Month LIBOR, 6.365% due 7/1/27 (a)	85,031
184,926	Three Year CMT ARM, 5.522% due 12/1/30 (a)	191,800
	Federal National Mortgage Association (FNMA):
1,336,457	11th District COFI, 5.534% due 2/1/31 (a)	1,337,162
147,588	Fifteen Year, 5.500% due 3/1/11	150,430
712,767	Five Year CMT ARM, 6.337% due 5/1/30 (a)	745,832
	One Year CMT ARM:
380,687	5.863% due 11/1/18 (a)	383,825
123,665	6.226% due 4/1/20 (a)	124,894
148,648	5.799% due 7/1/21 (a)	149,781
85,281	6.027% due 8/1/22 (a)	87,198
101,852	6.560% due 7/1/23 (a)	102,655
225,670	4.752% due 8/1/23 (a)	223,854
274,233	6.087% due 2/1/24 (a)	281,213
95,476	5.924% due 12/1/25 (a)	97,371
250,466	5.723% due 1/1/27 (a)	256,167
484,062	5.347% due 7/1/27 (a)	490,643
211,624	5.691% due 8/1/27 (a)	215,038
55,266	5.948% due 2/1/28 (a)	56,296
167,974	5.767% due 3/1/28 (a)	169,488
468,632	5.826% due 2/1/29 (a)	477,434
683,497	6.193% due 8/1/29 (a)	711,973
576,446	6.594% due 11/1/29 (a)	583,534
282,727	6.567% due 1/1/30 (a)	282,855
1,081,609	6.167% due 12/1/30 (a)	1,095,502
231,416	6.731% due 1/1/31 (a)	235,260
312,453	6.653% due 2/1/31 (a)	316,548
257,673	5.747% due 3/1/31 (a)	261,359
148,058	6.117% due 4/1/31 (a)	149,001
435,362	6.131% due 4/1/31 (a)	441,012
316,801	5.943% due 7/1/31 (a)	322,951
198,396	5.823% due 9/1/31 (a)	201,259
1,035,928	5.958% due 9/1/31 (a)	1,048,932
483,663	6.326% due 10/1/31 (a)	484,562
200,170	5.340% due 3/1/32 (a)	204,122
71,261	4.875% due 6/1/32 (a)	71,706
661,110	5.998% due 7/1/32 (a)	669,433
653,297	6.457% due 9/1/32 (a)	665,941
167,949	7.165% due 11/1/32 (a)	169,813
1,348,656	6.282% due 12/1/32 (a)	1,372,176
554,640	6.040% due 1/1/33 (a)	559,637
326,443	6.465% due 1/1/33 (a)	332,594

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 17.1% (continued)
$1,178,012	4.687% due 5/1/33 (a)	$1,190,423
299,588	One Year LIBOR, 5.441% due 8/1/32 (a)	303,212
	Six Month CD ARM:
573,355	5.343% due 12/1/20 (a)	574,096
34,125	6.149% due 6/1/24 (a)	34,672
402,618	6.079% due 7/1/24 (a)	409,499
1,089,848	5.830% due 9/1/24 (a)	1,103,433
421,629	6.321% due 9/1/24 (a)	427,926
	Six Month LIBOR:
82,212	6.250% due 11/1/31 (a)	83,502
657,085	6.140% due 1/1/33 (a)	673,082
715,580	4.884% due 4/1/33 (a)	720,940
1,962,506	4.249% due 5/1/33 (a)	1,951,113
1,663,053	4.509% due 6/1/33 (a)	1,677,139
	Three Year CMT ARM:
125,144	6.475% due 9/1/21 (a)	126,221
1,867,771	6.650% due 6/1/30 (a)	1,905,882
3,116	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	3,125
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
186,043	5.375% due 2/20/16 (a)	187,940
252,204	5.375% due 6/20/17 (a)	254,991
751,149	5.625% due 9/20/20 (a)	757,893
410,235	5.375% due 3/20/21 (a)	413,762
1,361,104	5.375% due 6/20/22 (a)	1,374,114
323,441	5.625% due 8/20/22 (a)	325,565
831,661	5.125% due 10/20/22 (a)	838,737
420,650	5.125% due 11/20/22 (a)	424,229
171,730	5.125% due 12/20/22 (a)	173,076
291,596	5.375% due 5/20/23 (a)	294,137
209,113	6.375% due 1/20/24 (a)	210,247
476,454	5.375% due 3/20/24 (a)	478,860
249,326	5.375% due 5/20/26 (a)	251,534
526,745	5.625% due 9/20/27 (a)	529,364
502,079	5.125% due 10/20/27 (a)	506,342
726,103	5.375% due 4/20/32 (a)	731,065
260,771	5.375% due 5/20/32 (a)	262,544
1,635,485	5.625% due 7/20/32 (a)	1,644,171
1,259,281	5.625% due 8/20/32 (a)	1,266,005
256,178	5.625% due 9/20/32 (a)	257,452

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $51,274,375)	50,903,306

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $330,996,196)	300,332,668

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 11.5%
U.S. Government Agency - 0.1%
$445,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08 (h)(i) (Cost - $442,686)	$441,651

Repurchase Agreement - 11.4%
33,835,000	Morgan Stanley tri-party repurchase agreement dated 8/29/08, 2.030% due 9/2/08; Proceeds at maturity - $33,842,632; (Fully collateralized by various U.S. government agency obligations, 2.850% to 3.375% due 11/19/09 to 3/5/10; Market value - $35,071,262) (Cost - $33,835,000)	33,835,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,277,686)	34,276,651

	TOTAL INVESTMENTS - 112.6% (Cost - $365,273,882#)	334,609,319
	Liabilities in Excess of Other Assets - (12.6)%	(37,552,238)

	TOTAL NET ASSETS - 100.0%	$297,057,081

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Illiquid security.
(e)	Security is currently in default.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
37	Eurodollar Futures, Put (Premiums Received - $25,252)	3/16/09	$97.50	$49,950

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
MLCC	— Merrill Lynch Credit Corporation
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, as a hedging technique in an attempt to manage risk in the portfolio, as a substitute for buying or selling securities, as a cashflow management technique or to enhance returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Notes to Schedule of Investments (unaudited) (continued)

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$334,609,319	—	$332,707,486	$1,901,833
Other Financial Instruments*	403,907	$129,907	274,000	—

Total	$335,013,226	$129,907	$332,981,486	$1,901,833

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 31, 2008	$874,500
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,027,333

Balance as of August 31, 2008	$1,901,833

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$861,588
Gross unrealized depreciation	(31,526,151)

Net unrealized depreciation	$(30,664,563)

At August 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	271	3/09	$65,768,730	$65,744,600	$(24,130)
Eurodollar	135	6/09	32,505,125	32,708,812	203,687
Eurodollar	10	9/09	2,404,625	2,417,750	13,125
Eurodollar	20	12/09	4,802,600	4,821,500	18,900
U.S. Treasury 2-Year Notes	216	12/08	45,810,080	45,852,750	42,670

					254,252

Contracts to Sell:
Eurodollar	20	12/10	4,767,712	4,784,750	(17,038)
U.S. Treasury 5-Year Notes	179	12/08	20,001,761	20,036,812	(35,051)
U.S. Treasury 10-Year Notes	157	12/08	18,085,942	18,133,500	(47,558)

					(99,647)

Net Unrealized Gain on Open Futures Contracts					$154,605

At August 31, 2008, the Fund held TBA securities with a total cost of $44,096,422.

During the period ended August 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding May 31, 2008	37	$25,252
Options written	122	46,165
Options closed	(59)	(21,667)
Options expired	(63)	(24,498)

Written options, outstanding August 31, 2008	37	$25,252

At August 31, 2008, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND	UNREALIZED APPRECIATION
Interest Rate Swaps:
Barclay’s Capital Inc.	$13,320,000	9/17/18	4.250%	3-Month LIBOR	$274,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: October 29, 2008